UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:  5/31/12

Item 1.  Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class	N	Shares	AAANX

Semi-Annual Report

May 31, 2012

Investor Information: 1-855-754-7932

www.horizonactiveassetallocationfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)

Shares		Value

	DEBT FUNDS - 29.1%
36,918	iShares iBoxx $ High Yield Corporate Bond Fund	$ 3,240,293
14,018	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,639,685
	TOTAL DEBT FUNDS (Cost - $4,903,525)	4,879,978

	EQUITY FUNDS - 68.4%
	LARGE CAP GROWTH - 39.0%
91,867	iShares S&P 500 Growth Index Fund	6,547,361

	LARGE CAP VALUE - 29.4%
82,277	iShares S&P 500 Value Index Fund	4,922,633

	TOTAL EQUITY FUNDS (Cost - $11,696,832 )	11,469,994

	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
976,925	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $976,925)	976,925

	TOTAL INVESTMENTS - 103.3% (Cost - $17,577,282) (a)	$ 17,326,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3) %	(554,350)
	NET ASSETS - 100.0%	$ 16,772,547

+ Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same  and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,403
	Unrealized depreciation	(252,788)
	Net unrealized depreciation	$ (250,385)

The accompanying notes are an intergral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $17,577,282)	$ 17,326,897
Receivable for Securities Sold	5,197,423
Dividends and Interest Receivable	7
Receivable for Fund Shares Sold	153,840
Due from Adviser	1,443
Total Assets	22,679,610

Liabilities:
Payable for Securities Purchased	5,860,200
Fees Payable to Other Affiliates	27,559
Shareholder Servicing Fees Payable	5,704
Accrued Expenses and Other Liabilities	13,600
Total Liabilities	5,907,063

Net Assets (Unlimited shares of no par value interest authorized;
1,724,477 shares of beneficial interest outstanding)	$ 16,772,547

Net Asset Value, Offering and Redemption Price Per Share
($16,772,547/ 1,724,477 shares of beneficial interest outstanding)	$ 9.73

Composition of Net Assets:
At May 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 17,839,135
Accumulated Net Investment Loss	(24,349)
Accumulated Net Realized Loss on Investments	(791,854)
Net Unrealized Depreciation on Investments	(250,385)
Net Assets	$ 16,772,547

The accompanying notes are an intergral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 7,536
Interest Income	30
Total Investment Income	7,566

Expenses:
Investment Advisory Fees	25,096
Administrative Service Fees	14,531
Transfer Agent Fees	13,615
Accounting Service Fees	8,484
Compliance Officer Fees	6,088
Registration Fees	5,940
Legal Fees	5,891
Audit Fees	5,890
Servicing Fees	5,704
Printing and Postage Expenses	4,712
Custodian Fees	3,272
Trustees' Fees and Expenses	1,964
Other Expenses	1,857
Total Expenses	103,044
Less: Fees Waived by the Adviser	(25,096)
Less: Fees Reimbursed by the Adviser	(46,033)

Net Expenses	31,915

Net Investment Loss	(24,349)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss from Security Transactions	(791,854)
Net Change in Unrealized Depreciation of Investments	(250,385)
Net Realized and Unrealized Loss on Investments	(1,042,239)

Net Decrease in Net Assets Resulting from Operations	$ (1,066,588)

The accompanying notes are an intergral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
Ended
May 31, 2012 (a)
(Unaudited)
Operations:
Net Investment Loss	$ (24,349)
Net Realized Loss from Security Transactions	(791,854)
Net Change in Unrealized Depreciation of Investments	(250,385)
Net Decrease in Net Assets Resulting From Operations	(1,066,588)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,845,150 shares)	19,019,133
Cost of Shares Redeemed (120,673 shares)	(1,179,998)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	17,839,135

Increase in Net Assets	16,772,547

Net Assets:
Beginning of Period	-
End of Period*	$ 16,772,547

* Includes Accumulated Net Investment Loss of:	$ (24,349)

(a)	The Horizon Active Asset Allocation Fund commenced operations on January 31, 2012.

The accompanying notes are an intergral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		For the Period
		Ended
		May 31, 2012 *
		(Unaudited)

Net Asset Value, Beginning of Period		$ 10.00
	Decrease From Operations:
	Net investment loss ( a )	(0.04)
	Net loss from investments
	(both realized and unrealized)	(0.23)
	Total from operations	(0.27)

Net Asset Value, End of Period		$ 9.73

Total Return ( b )		(2.70) %

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 16,773
	Ratio to average net assets:
	Gross Expenses ( c,d,e )	4.58%
	Net Expenses ( c,d )	1.42%
	Net investment loss,
	Net of Reimbursement ( c,d )	(1.08) %
	Portfolio turnover rate ( f )	303%
__________
*	Since January 31, 2012 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the
	per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements
	by the Adviser.
(f)	Not annualized.

The accompanying notes are an intergral part of these financial statements.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)

1.

ORGANIZATION

Horizon Active Asset Allocation Fund (the “Fund”) is a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation. The Fund commenced operations on January 31, 2012 and presently offers Class N shares.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)(Continued)

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$ 11,469,994	$ -	$ -	$ 11,469,994
Debt Funds	4,879,978	-	-	4,879,978
Short-Term Investments	976,925	-	-	976,925
Total	$ 17,326,897	$ -	$ -	$ 17,326,897

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)(Continued)

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, accounting and transfer agent services.

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Horizon Investments, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Fund.  For the period ended May 31, 2012, the Adviser earned advisory fees of $25,096.

Pursuant to the Operating Expense Limitation and Security Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.42% per annum of the Fund’s average daily net assets for Class N shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.42% of average daily net assets for Class N shares, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.42% of average daily net assets for Class N shares.  If Fund Operating Expenses subsequently exceed 1.42% per annum of the Fund's average daily net assets for Class N shares, the reimbursements shall be suspended.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the period ended May 31, 2012, the Adviser waived fees in the amount of $25,096 and reimbursed expenses in the amount of $46,033.

Shareholder Services Plan – The Fund has adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to Class N shares.

Trustees - The Fund pays no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee who is not an interested person will receive a flat fee of $6,000 per quarter.  In every instance, the fees are to be allocated among the participating funds in the Trust in accordance with a formula that takes into account the overall asset size of each affected Fund.  The Trust also reimburses each such Trustee for travel and other expenses incurred in

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)(Continued)

attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

A Trustee and certain officers of the Trust are officers of GFS and are not paid any fees directly for servicing in such capacities.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2012, amounted to $40,601,155 and $23,208,945, respectively.

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets for example in iShares S&P 500 Growth Index Fund and iShares S&P 500 Value Index Fund (the “Securities”), registered open-end funds incorporated in the United States of America. The Fund may redeem its investment from the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at ‘www.sec.gov’.  As of May 31, 2012, the percentage of the Fund’s net assets invested in the Securities was 39.0% and 29.4%, respectively.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)(Continued)

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Horizon Active Asset Allocation Fund

DISCLOSURE OF FUND EXPENSES

May 31, 2012 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/31/12)	Ending Account Value (5/31/12)	Expenses Paid During the Period* (1/31/12 to 5/31/12)
Actual	$1,000.00	$ 973.00	$4.55
	Beginning Account Value (12/1/11)	Ending Account Value (5/31/12)	Expenses Paid During the Period** (12/1/11 to 5/31/12)
Hypothetical (5% return before expenses)	$1,000.00	$ 1,017.90	$7.16

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 119 days, and divided by 366 (to reflect the number of days in the period).

 **Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

PORTFOLIO COMPOSITION as of MAY 31, 2012

% of Net Assets
Equity Funds	68.4%
Debt Funds	29.1%
Short-Term Investments	5.8%
Liabilities in Excess of Other Assets	(3.3)%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Asset Allocation Fund

SUPPLEMENTAL INFORMATION

May 31, 2012 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on December 15, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Horizon Investments, LLC (“Horizon” or the “Adviser”) with respect to the Horizon Active Asset Allocation Fund(the “Horizon Fund” or the “Fund”).

The Board reviewed information related to the proposed Investment Advisory Agreement with the Trust, including (a) the investment performance of the Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.  The Board deliberations included a consideration of the following:

Nature, Extent and Quality of Services.  The Board reviewed the materials provided by Horizon related to the Investment Advisory Agreement with the Trust, including Horizon’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Horizon Fund, including the team of individuals that primarily monitor and execute the investment process and an organization chart of Horizon.  The Board discussed the extent of Horizon’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board reviewed the description provided by Horizon of its practices for monitoring compliance with the Fund’s investment limitations, noting Horizon’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance with the Fund’s compliance program.  The Board then reviewed the capitalization of Horizon based on financial information provided by Horizon.  The Board concluded that Horizon has the resources to provide quality advisory services in a manner that is consistent with the Board's expectations.

Performance.  As applicable, the Board considered Horizon’s past performance as well as other factors relating to the proposed adviser’s track record.  The Trustees then reviewed the performance of Horizon’s separately managed accounts that are managed in a manner similar to the Horizon Fund’s investment strategy.  The Board concluded that Horizon was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  The Board noted that the Adviser proposed to charge the following annual advisory fee based on the average net assets:

Fund

Annual Advisory Fee

       Horizon Fund

1.10%

The Board then reviewed the proposed advisory fee to be paid to Horizon and the proposed fee waiver agreement to limit total operating expenses to 1.42% of the Horizon Fund’s average daily net assets through January 31, 2013.  The Board noted that the fees, as compared to a peer group of funds in the aggressive allocation category were higher than average, but appeared reasonable when compared to a subset of funds in the larger category that Horizon believes are more appropriate for comparison.  The Trustees concluded that the Horizon Fund’s proposed advisory fee as well as its overall expense ratio, was reasonable in light of the quality of the services the Horizon Fund is expected to receive from its adviser and the level of fees paid by a peer group of similarly managed mutual funds.

Profitability.  As to profitability, the Trustees discussed the total fees expected to be paid to Horizon and noted that Horizon will receive no other compensation from the Horizon Fund except the advisory fee earned pursuant to the Advisory Agreement.  The Trustees reviewed a profitability analysis prepared by Horizon and requested additional information from Horizon regarding expected expenses in relation to anticipated asset growth. The Board determined that based on the information it received from Horizon, and its own understanding of the costs of managing a fund, that profitability was reasonable.

Horizon Active Asset Allocation Fund

SUPPLEMENTAL INFORMATION

May 31, 2012 (Unaudited)(Continued)

Economies of Scale.  As to economies of scale, the Trustees noted that the Advisory Agreement currently does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees further noted that during their discussions with Horizon, Horizon would consider utilizing breakpoints in the future if assets reach significant levels.  The Trustees agreed that breakpoints would be an appropriate way for Horizon to share their economies of scale with the Horizon Fund and the shareholders if the Horizon Fund experiences a substantial growth in assets.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Investment Advisory Agreement.  Based on the Board’s deliberations, its evaluation of the information provided, and other considerations, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement are reasonable.

PRIVACY NOTICE

                                                                                                                     Rev. June 2011

FACTS		WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?		The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Employment information ▪ Account balances	▪ Account transactions ▪ Income ▪ Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?		Call (866) 811-0225 or go to www.advisoronefunds.com

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Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	▪ open an account ▪ give us your income information ▪ provide employment information	▪ provide account information ▪ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates' everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

▪

NorthStar Financial Services Group, LLC

▪

Gemcom, LLC

▪

Gemini Fund Services, LLC

▪

Northern Lights Compliance Services, LLC

▪

Northern Lights Distributors, LLC

▪

Orion Advisor Services, LLC

▪

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. Our joint marketing partners include other financial service companies.

Investment Adviser

Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225

Charlotte, NC 28277

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank

350 California Street, 6th Floor

San Francisco, California  94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

8/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

8/7/12

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

8/7/12